TAXATION - Disclosure Of Reconciliation To South African Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Implied tax charge at 28%	$ 268	$ 445	$ 173
Expenses not tax deductible	22	29	28
Share of associates and joint ventures' profit	(70)	(78)	(47)
Tax rate differentials and withholding taxes	54	96	39
Exchange variations and translation adjustments	6	28	11
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	6	(14)	(5)
Tax effect of retained SA items	0	16	3
Tax allowances	0	(1)	(1)
Derecognition of deferred tax assets	0	78	0
Impact of statutory tax rate change	2	0	2
Adjustment in respect of prior years	0	2	0
Income tax expense	312	625	250
Obuasi
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	6	(6)	14
AngloGold Ashanti Holdings plc
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	25	31	29
North America
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	13	4	6
Siguiri
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	(37)	(8)	0
SA Corporate
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses (expense) not recognised:	18	0	0
Other
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Other	$ (1)	$ 3	$ (2)